                               ING PARTNERS, INC.
                   ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO

                       Supplement Dated December 17, 2004
        to the Initial Class, Service Class, and Adviser Class Prospectus
                             Dated November 8, 2004

(1) Effective immediately, the table, including the footnotes, entitled "Service Class (S Class) Shares Annual Portfolio Operating Expenses" on page 3 of the Initial, Service, and Adviser Class Prospectus is deleted and replaced with the following:

                         SERVICE CLASS (S CLASS) SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES

                                                                                       GROSS                        TOTAL NET
                                                                                       ANNUAL                         ANNUAL
                            MANAGEMENT     DISTRIBUTION                               OPERATING     WAIVERS AND     OPERATING
                               FEES        (12b-1) FEES         OTHER EXPENSES        EXPENSES     REIMBURSEMENTS    EXPENSES
                               ----        ------------         --------------        --------     --------------    --------
                                                             ADMIN.     SHAREHOLDER
                                                            SERVICES     SERVICES
                                                               FEE          FEE
ING Oppenheimer
Strategic Income(1)           0.50%             -             0.04%      0.25%(2)       0.79%          0.04%          0.75%


            (1)   Based on estimated expenses for the current fiscal year.

            (2) The Distributor of the Fund has contractually agreed to waive all or a portion of its Shareholder Services fees and/or reimburse Shareholder Services fees for the Portfolio so that the Total Net Annual Operating Expenses for the Portfolio does not exceed 0.75% through April 30, 2006. Without this waiver, the Total Net Annual Operating Expenses would be 0.79%.

(2) Effective immediately, the table, including the footnotes, entitled "Adviser Class (ADV Class) Shares Annual Portfolio Operating Expenses" on page 4 of the Initial, Service, and Adviser Class Prospectus is deleted and replaced with the following:

                        ADVISER CLASS (ADV CLASS) SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES

                                                                                        GROSS                       TOTAL NET
                                                                                       ANNUAL                       ANNUAL
                            MANAGEMENT     DISTRIBUTION                               OPERATING     WAIVERS AND     OPERATING
                               FEES        (12b-1) FEES         OTHER EXPENSES        EXPENSES     REIMBURSEMENTS    EXPENSES
                               ----        ------------         --------------        --------     --------------    --------
                                                             ADMIN.     SHAREHOLDER
                                                            SERVICES     SERVICES
                                                               FEE          FEE
ING Oppenheimer
Strategic Income(1)           0.50%           0.25%           0.04%      0.25%(2)       1.04%          0.04%          1.00%


            (1)   Based on estimated expenses for the current fiscal year.

            (2) The Distributor of the Fund has contractually agreed to waive all or a portion of its Shareholder Services fees and/or reimburse Shareholder Services fees for the ADV Class of Portfolio so that the Total Net Annual Operating Expenses for the ADV Class of Portfolio does not exceed 1.00% through April 30, 2006. Without this waiver, the Total Net Annual Operating Expenses would be 1.04%.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.